Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Accounts Receivable, Net [Abstract]
Bad debt expenses (net of reversal)	¥ 3,446,953		¥ 8,913,596	¥ 9,417,342	$ 490,404
Written off	¥ 178,834	$ 25,443	¥ 6,746	¥ 406,566